EARNINGS/ (LOSS) PER ADS - Schedules of Computation of Diluted Net Earnings/(Loss) Per ADS (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share options
EARNINGS/ (LOSS) PER ADS
Antidilutive Securities Excluded from Computation of Diluted Net Earnings/(loss) Per Share	5,441,650	0	7,304,020